Business combinations and capital reorganization - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands					12 Months Ended
	Mar. 16, 2022 EUR (€) € / shares shares	Mar. 16, 2022 USD ($) shares	Mar. 15, 2022	Mar. 26, 2021 agreement	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) shares	Jun. 07, 2022 EUR (€) agreement	Mar. 16, 2022 USD ($) $ / shares shares	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about business combination [line items]
Percentage of voting interest sold	100.00%								100.00%
Conversion of debt to equity	€ 101,931
Warrant liabilities					€ 0	€ 1,296
Equity contribution (Spartan shareholders)	€ 87,597					87,597
Share issue related cost					0	0	€ 1,059
Transaction costs						7,190	€ 6,145
Share Capital increase on conversion (in shares) | shares	235,935,061	235,935,061
Exchange with shares no cash contribution made (in shares) | shares	1,902,702						1,902,702		1,902,702
Equity					(79,322)	27,758	€ (76,652)			€ (73,744)
Non-controlling interests					361	745
Purchase Option To Acquire MOMA
Disclosure of detailed information about business combination [line items]
Number of option agreements entered into | agreement				2
Mega-E
Disclosure of detailed information about business combination [line items]
Consideration transferred	€ 10,594
Equity interest issued and issuable	9,456
Contingent consideration	1,138
Mega-E Group
Disclosure of detailed information about business combination [line items]
Equity	67,034
Non-controlling interests	1,259
General and administrative expenses
Disclosure of detailed information about business combination [line items]
Share-based payment expenses	158,714				€ 0	€ 158,714	€ 0
Spartan
Disclosure of detailed information about business combination [line items]
Liabilities	71,117
MOMA
Disclosure of detailed information about business combination [line items]
Percentage of acquired				8.50%				100.00%
Percentage of remaining share capital acquired upon exercising its option rights				49.50%
Number of purchase and sale agreements entered into | agreement								2
Consideration transferred								€ 59,986
Identifiable assets acquired (liabilities assumed)								49,262
Goodwill recognised as of acquisition date								€ 10,724
Oury-Heintz Energie Applications SA (OHEA)
Disclosure of detailed information about business combination [line items]
Percentage of acquired				100.00%
Spartan
Disclosure of detailed information about business combination [line items]
Cash held in trust	9,987								$ 11,080
Cash and cash equivalents	10,079
Receivable balances	5,185
Warrant liabilities	42,253
Transaction costs capitalized	€ 44,128
Allego Holding
Disclosure of detailed information about business combination [line items]
Number of shares exchanged for shares in new company (in share) | shares	124	124
Mega-E Group | Subsidiaries Other Than GreenToWheel
Disclosure of detailed information about business combination [line items]
Interest in subsidiaries percentage			100.00%
Mega-E Group | GreenToWheel
Disclosure of detailed information about business combination [line items]
Interest in subsidiaries percentage			80.00%
Proportion of ownership interests held by non-controlling interests			20.00%
Oury-Heintz Energie Applications SA (OHEA) | Moma
Disclosure of detailed information about business combination [line items]
Interest in subsidiaries percentage				42.00%
Combined Company
Disclosure of detailed information about business combination [line items]
Percentage of acquired	100.00%								100.00%
Business combination agreement gross proceeds received	€ 146,035	$ 161,080
Proceeds from PIPE offering through issuance of common stock	€ 136,048	$ 150,000
Common stock issued price per share (in EURO and USD per share) | (per share)	€ 9.07								$ 10.00
Percentage of voting interest retained	82.00%								82.00%